Cover	Aug. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2023
Entity File Number	001-38767
Entity Registrant Name	DATASEA INC.
Entity Central Index Key	0001631282
Entity Tax Identification Number	45-2019013
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	20th Floor, Tower B, Guorui Plaza
Entity Address, Address Line Two	1 Ronghua South Road, Technological Development Zone
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100176
City Area Code	+86
Local Phone Number	10-56145240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DTSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false